Northern Lights Variable Trust

Changing Parameters Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the Changing Parameters Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 7, 2013 (SEC Accession No. 0000910472-13-001719).